Additional Balance Sheet Information - Schedule of Inventories, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 26, 2022	Mar. 27, 2022	Dec. 31, 2021
Inventory [Line Items]
Raw materials and work in process	$ 48			$ 5,233
Parts and accessories and apparel	3,876			2,928
Inventories, net	29,215	$ 27,521	$ 18,343	16,797
Electric motorcycles and electric balance bikes
Inventory [Line Items]
Electric motorcycles and electric balance bikes	$ 25,291			$ 8,636